Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Undiscounted Future Lease Payments for Non-Cancelable Operating Leases

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of September 30, 2024
2024 (remainder)	$1,807
2025	7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	47,918
Less: imputed interest	9,427
Total operating lease liabilities	$38,491

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2023
2024	$7,094
2025	7,254
2026	7,408
2027	7,641
2028	7,880
Thereafter	15,741
Total lease payments	$53,018
Less: imputed interest	(11,554)
Total operating lease liabilities	$41,464